UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

          For the monthly distribution period from:
               June 13, 2014 to July 11, 2014

     Commission File Number of issuing entity: 333-177354-03

             UBS-Barclays Commercial Mortgage Trust 2012-C3
   (Exact name of issuing entity as specified in its charter)

       Commission File Number of depositor: 333-177354

          UBS Commercial Mortgage Securitization Corp.
    (Exact name of depositor as specified in its charter)

                 UBS Real Estate Securities Inc.
                        Barclays Bank PLC
         Starwood Mortgage Funding II LLC (formerly known
              as Archetype Mortgage Funding II LLC)
                  KeyBank National Association
               General Electric Capital Corporation
                      RAIT Partnership, L.P.
       (Exact names of sponsors as specified in their charters)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 46-1012551
                  Upper Tier Remic 46-1132084
                   Grantor Trust 46-6292860
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                            92705
                          (Zip Code)

                       (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from June 13, 2014 to July 11, 2014 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS-Barclays Commercial Mortgage Trust 2012-C3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001532799.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 15, 2014. The CIK number of UBS is 0001541886.

         Barclays Bank PLC ("Barclays"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 15, 2014.
         The CIK number of Barclays is 0000312070.

         Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 21, 2014. The CIK number of Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC is 0001548405.

         KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 4, 2014. The CIK number of KeyBank is 0001089877.

         General Electric Capital Corporation ("General Electric"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 7, 2014. The CIK number of General Electric is 0000040554.

         RAIT Partnership, L.P. ("RAIT"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2014.
         The CIK number of RAIT is 0001175134.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         Deutsche Bank Trust Company Americas ("DBTCA") has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities ("RMBS") trusts. On June 18, 2014, a group of investors filed a civil action against DBTCA and Deutsche Bank National Trust Company ("DBNTC") in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA's and DBNTC's alleged failure to perform their duties as trustees for the trusts. An amended complaint was filed on July 16, 2014, adding five plaintiffs and 15 RMBS trusts to the action. DBTCA is reviewing these newly-filed pleadings.

Item 3.  Sales of Securities and Use of Proceeds.
         None

Item 4.  Defaults Upon Senior Securities.
         None

Item 5.  Submission of Matters to a Vote of Security Holders.
         None

Item 6.  Significant Obligors of Pool Assets.
         The 1000 Harbor Boulevard Mortgage Loan is a Significant
         Obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for UBS-Barclays Commercial Mortgage Trust 2012-C3.

         Based on the borrower's operating statement with an end date of March 31, 2014, Loan 30291174 (Prospectus Supplement ID 1, 1000 Harbor Boulevard) has a Net Operating Income of $7,612,332.88.

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         None

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C3, relating to the July 11, 2014 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)


/s/ David Schell
Name:   David Schell
Title:  Executive Director



/s/ Alfred Fernandez
Name:   Alfred Fernandez
Title:  Executive Director


Date: July 24, 2014



EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C3, relating to the July 11, 2014 distribution.